Appendix 1 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 383,399,319	$ 563,291,290	$ 875,213,699	$ 309,975,140
Other current financial assets	19,518,512	67,736,634
Other current non-financial assets	153,163,381	100,497,325
Trade and other receivables, current	1,489,965,233	1,449,294,549
Current receivables due from related parties	42,783,336	50,274,125
Inventories	65,168,573	58,761,879
Current tax assets	80,220,499	81,115,457
TOTAL CURRENT ASSETS	2,234,218,853	2,370,971,259
Other non-current financial assets	4,646,303	11,602,385
Other non-current non-financial assets	148,597,823	238,393,864
Trade and other non-current receivables	1,159,251,669	903,678,141
Investments accounted for using the equity method	32,703,763	25,353,785	17,752,778
Intangible assets other than goodwill	293,348,456	195,009,500	191,441,263
Goodwill	889,242,912	884,464,658	883,613,429
Property, plant and equipment	7,552,861,067	6,850,184,820	6,572,353,994
Investment property	7,175,892	7,340,561	7,348,262
Right-of-use-assets	272,610,975	269,052,555
Deferred tax assets	125,239,871	77,669,508
TOTAL NON-CURRENT ASSETS	10,485,678,731	9,462,749,777
TOTAL ASSETS	12,719,897,584	11,833,721,036
Other current financial liabilities	83,705,578	615,014,915
Current lease liabilities	26,886,119	24,138,193
Trade and other payables, current	1,530,434,532	1,464,491,965
Current Payable to related parties	298,301,928	462,578,466
Other current provisions	51,351,795	25,152,710
Current tax liabilities	189,070,151	160,107,212
Other current non-financial liabilities	63,737,298	42,434,883
TOTAL CURRENT LIABILITIES	2,243,487,401	2,793,918,344
Other non-current financial liabilities	2,373,962,103	1,904,512,941
Non-current lease liabilities	267,718,931	243,924,027
Trade and other payables, non-current	966,072,117	595,534,857
Non-Current payables to related parties	1,015,904,873	1,034,791,219
Other long-term provisions	215,266,701	211,600,686
Deferred tax liabilities	207,896,524	172,512,663
Non-current provisions for employee benefits	65,598,156	62,820,044	$ 62,699,415
Other non-current non-financial liabilities	37,611,263	53,219,983
TOTAL NON-CURRENT LIABILITIES	5,150,030,668	4,278,916,420
TOTAL LIABILITIES	7,393,518,069	7,072,834,764
Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	38,228	35,935
Other current non-financial assets		3,055,257
Trade and other receivables, current	5,442,270	5,357,143
Inventories		627,574
TOTAL CURRENT ASSETS	5,480,498	9,075,909
Other non-current financial assets		1,838,328
Other non-current non-financial assets	76,832	79,460
Trade and other non-current receivables	28,010,923	30,745,450
Right-of-use-assets	220,361,086	217,535,040
TOTAL NON-CURRENT ASSETS	248,448,841	250,198,278
TOTAL ASSETS	253,929,339	259,274,187
Other current financial liabilities	43,715,075	42,031,748
Current lease liabilities	24,863,216	22,149,396
Trade and other payables, current	80,896,661	9,300,520
TOTAL CURRENT LIABILITIES	149,474,952	73,481,664
Other non-current financial liabilities		196,122,880
Non-current lease liabilities	252,520,259	236,309,986
TOTAL NON-CURRENT LIABILITIES	252,520,259	432,432,866
TOTAL LIABILITIES	401,995,211	505,914,530
Foreign Currency Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	246,506,945	449,278,983
Other current financial assets	9,284,462	57,180,139
Other current non-financial assets	127,832,837	69,227,975
Trade and other receivables, current	950,816,232	1,244,013,158
Current receivables due from related parties	4,432,760	5,340,093
Inventories	38,211,002	12,759,347
Current tax assets	69,092,991	73,779,644
TOTAL CURRENT ASSETS	1,446,177,229	1,911,579,339
Other non-current financial assets	4,646,303	9,764,057
Other non-current non-financial assets	142,667,189	238,284,871
Trade and other non-current receivables	63,052,195	353,276,892
Investments accounted for using the equity method	32,590,470	25,294,926
Intangible assets other than goodwill	113,442,016	112,207,320
Goodwill	849,345,650	849,345,650
Property, plant and equipment	3,704,836,526	3,437,454,240
Investment property	7,175,892	7,340,561
Right-of-use-assets	31,802,677	32,890,521
Deferred tax assets	119,258,343	54,989,051
TOTAL NON-CURRENT ASSETS	5,068,817,261	5,120,848,089
TOTAL ASSETS	6,514,994,490	7,032,427,428
Other current financial liabilities		164
Current lease liabilities		99,718
Trade and other payables, current	960,717,553	1,105,027,430
Current Payable to related parties	40,198,093	6,712,011
Other current provisions	50,871,254	25,105,457
Current tax liabilities	184,793,922	155,757,190
Other current non-financial liabilities	54,304,600	33,056,546
TOTAL CURRENT LIABILITIES	1,290,885,422	1,325,758,516
Non-current lease liabilities		968,197
Trade and other payables, non-current	2	292,062,875
Other long-term provisions	180,158,117	176,624,539
Deferred tax liabilities	182,363,771	31,195,552
Non-current provisions for employee benefits	65,598,156	61,930,822
Other non-current non-financial liabilities	37,611,263	53,219,983
TOTAL NON-CURRENT LIABILITIES	465,731,309	616,001,968
TOTAL LIABILITIES	1,756,616,731	1,941,760,484
Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	136,705,029	113,862,934
Other current financial assets	10,234,050	10,537,499
Other current non-financial assets	23,830,167	27,260,077
Trade and other receivables, current	533,706,028	199,870,569
Current receivables due from related parties	27,553,521	32,373,527
Inventories	26,116,643	40,218,695
Current tax assets	10,119,318	7,333,950
TOTAL CURRENT ASSETS	768,264,756	431,457,251
Other non-current non-financial assets	5,853,802	29,533
Trade and other non-current receivables	1,068,188,551	519,655,799
Investments accounted for using the equity method	113,293	58,859
Intangible assets other than goodwill	179,728,647	82,682,099
Goodwill	39,897,262	35,119,008
Property, plant and equipment	3,833,351,366	3,400,624,560
Right-of-use-assets	12,661,541	11,875,392
Deferred tax assets	5,981,528	22,680,457
TOTAL NON-CURRENT ASSETS	5,145,775,990	4,072,725,707
TOTAL ASSETS	5,914,040,746	4,504,182,958
Other current financial liabilities	39,990,503	572,983,003
Current lease liabilities	300,307	357,191
Trade and other payables, current	470,864,547	339,850,625
Current Payable to related parties	185,965,202	161,400,415
Other current provisions	480,541	15,663
Current tax liabilities	4,276,229	4,350,022
Other current non-financial liabilities	9,432,698	7,903,913
TOTAL CURRENT LIABILITIES	711,310,027	1,086,860,832
Other non-current financial liabilities	2,373,962,103	1,708,390,061
Non-current lease liabilities	9,177,148	1,115,232
Trade and other payables, non-current	966,072,115	303,471,982
Non-Current payables to related parties	1,015,904,873	1,034,791,219
Other long-term provisions	35,108,584	34,976,147
Deferred tax liabilities	25,532,753	141,317,111
Non-current provisions for employee benefits		889,222
TOTAL NON-CURRENT LIABILITIES	4,425,757,576	3,224,950,974
TOTAL LIABILITIES	5,137,067,603	4,311,811,806
Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	149,097	102,479
Other current financial assets		18,996
Other current non-financial assets	569,776	593,326
Trade and other receivables, current	703	53,679
Current receivables due from related parties	10,797,055	12,560,505
Inventories	227,037	5,009,744
TOTAL CURRENT ASSETS	11,743,668	18,338,729
Right-of-use-assets	7,785,671	6,751,602
TOTAL NON-CURRENT ASSETS	7,785,671	6,751,602
TOTAL ASSETS	19,529,339	25,090,331
Current lease liabilities	1,722,596	1,531,888
Trade and other payables, current	17,746,306	10,075,306
Current Payable to related parties	72,138,633	294,455,151
Other current non-financial liabilities		1,466,297
TOTAL CURRENT LIABILITIES	91,607,535	307,528,642
Non-current lease liabilities	6,021,524	5,530,612
TOTAL NON-CURRENT LIABILITIES	6,021,524	5,530,612
TOTAL LIABILITIES	97,629,059	313,059,254
Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	20	10,959
Other current non-financial assets	930,601	360,690
Inventories	613,891	146,519
Current tax assets	1,008,190	1,863
TOTAL CURRENT ASSETS	2,552,702	520,031
Intangible assets other than goodwill	177,793	120,081
Property, plant and equipment	14,673,175	12,106,020
TOTAL NON-CURRENT ASSETS	14,850,968	12,226,101
TOTAL ASSETS	17,403,670	12,746,132
Trade and other payables, current	209,465	238,084
Other current provisions		31,590
Other current non-financial liabilities		8,127
TOTAL CURRENT LIABILITIES	209,465	277,801
TOTAL LIABILITIES	$ 209,465	277,801
Foreign Currency Brazilian Real [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current Payable to related parties		10,889
TOTAL CURRENT LIABILITIES		10,889
TOTAL LIABILITIES		$ 10,889